Related Party Transactions - Additional Information (Detail) ¥ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Related Party Transaction [Line Items]
Purchased from related parties	¥ 2,200	$ 314	¥ 3,000	¥ 1,900
Sales to related parties	2,243	325	2,367	¥ 2,846
Related Party C
Related Party Transaction [Line Items]
Sales to related parties	¥ 2,200	$ 314	¥ 2,000